As filed with the Securities and Exchange Commission on April 9, 2002

                                                               File No. 811-6498
                                                                        33-44579
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. [ ]
                        Post-Effective Amendment No. [1]

                              PIC INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                              300 North Lake Avenue
                         Pasadena, California 91101-4106
                    (Address of Principal Executive Offices)

                                 (626) 449-8500
                        (Area Code and Telephone Number)

                               WILLIAM T. WARNICK
                          Provident Investment Counsel
                              300 North Lake Avenue
                         Pasadena, California 91101-4106
                     (Name and Address of Agent for Service)


                                 with a copy to:
                              Michael Glazer, Esq.
                       555 South Flower Street, 23rd Floor
                          Los Angeles, California 90071


       Title of Securities Being Registered: Shares of beneficial interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

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Pursuant to Registrant's undertaking, Exhibit 12 hereto is a final copy of the tax opinion and consent of counsel issued in connection with the reorganization of PIC Twenty Portfolio, an investment portfolio of UAM Funds Trust, into Provident Investment Counsel Twenty Fund I, an investment portfolio of Registrant.

                                     PART C

ITEM 15. INDEMNIFICATION.

Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust, filed as Exhibit 1 hereto, provides for indemnification by Registrant of its trustees against claims and demands arising in connection with the performance of their duties, other than liabilities to Registrant or its shareholders by reason of a trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

Article VI of Registrant's By-Laws, filed as Exhibit 2 hereto, provides for indemnification by Registrant of its trustees, officers, employees and agents under certain circumstances against claims and demands arising in connection with the performance of their duties, other than liabilities (i) arising out of such person's disabling conduct, (ii) based on improper receipt of a personal benefit, (iii) for breach of duty to Registrant, unless a court has determined that in view of all the circumstances such person was not liable by reason of disabling conduct and is fairly and reasonably entitled to indemnification, and
(iv) paid in settlement or other disposition of a threatened or pending action without court approval or a determination described in the next sentence. No indemnification may be made unless authorized in the specific case, by a majority of trustees who are not parties to the proceeding and are not "interested persons" of Registrant as defined in the Investment Company Act of 1940, as amended, or by a written opinion by independent legal counsel, based on a determination that indemnification is proper in the circumstances because the applicable standards of conduct have been met, and that no disabling conduct has occurred.

Section 11(d) of the Investment Advisory Agreement with respect to Registrant's Provident Investment Counsel Twenty Fund I series (the "New Fund"), filed as
Exhibit 6 hereto, provides for indemnification by Registrant of the New Fund's investment adviser (and its directors, officers, employees and shareholders) against claims and demands arising out of the adviser's performance or failure to perform its duties under such Agreement, other than as a result of the indemnified party's disabling conduct. Such Section also provides for similar indemnification by the adviser of Registrant (and its trustees, officers, employees and shareholders).

Section 6(b) of Registrant's Distribution Agreement, filed as Exhibit 7 hereto, provides for indemnification of Registrant's principal underwriter (and its directors, officers, employees and controlling persons) against claims and demands arising out of the acquisition of shares of Registrant by any person, which may be based upon (i) any wrongful act of Registrant or its trustees, officers, employees or representatives, or (ii) any material misstatement or omission in Registrant's registration statements, shareholder reports, or other information made public by Registration, unless such statement was made in

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reliance upon and conformity with information provided to Registrant by the principal underwriter. However, Registrant is not obligated to provide indemnification with respect to any person's disabling conduct. Section 6(a) of such Agreement provides for similar indemnification by the principal underwriter of Registrant (and its trustees, officers, employees and controlling persons).

Registrant will comply with Rule 484 under the Securities Act of 1933, as amended, and Release 11330 under the Investment Company Act of 1940, as amended, in connection with any such indemnification.

ITEM 16. EXHIBITS.

     (1)  Agreement and Declaration of Trust (1)
     (2)  By-Laws (1)
     (3)  Voting Trusts - not applicable
     (4)  Form of Agreement and Plan of Reorganization (3)
     (5)  Instruments Defining Rights - not applicable
     (6)  Form of Advisory Agreement (2)
     (7)  Form of Distribution Agreement (2)
     (8)  Bonus Contracts or Arrangements - not applicable
     (9)  Form of Custodian Agreement (2)
     (10) 12b-1 Plan - not applicable
     (11) Opinion and consent of counsel (2)
     (12) Opinion of counsel with respect to tax matters - filed herewith
     (13) (i) Form of Administration Agreement with Investment Company Administration Corporation (2)
          (ii) Fund Accounting Service Agreement (3)
         (iii) Transfer Agency and Service Agreement (3)
          (iv) Contractual Waiver/Reimbursement Agreement (2)
     (14) Consent of Auditors (3)
     (15) Omitted Financial Statements - not applicable
     (16) Power of Attorney (3)
     (17) (i)  Form of Proxy Card (3)
          (ii) Prospectus of Provident Investment Counsel Twenty Fund I (3)
         (iii) Statement of Additional Information of Provident Investment Counsel Twenty Fund I (3)
          (iv) Annual Report of UAM Trust pertaining to its PIC Twenty Portfolio series for the fiscal year ended April 30, 2001 (4)
          (v) Semi-Annual Report of UAM Trust pertaining to its PIC Twenty Portfolio series for the six months ended October 31, 2001 (4)

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(1)  Previously filed with Post-effective Amendment No. 10 to the Registration
     Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 4, 1996 and incorporated herein by reference.
(2) Previously filed with Post-effective Amendment No. 42 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on November 13, 2001 and incorporated herein by reference.

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(3)  Previously filed with the Registration Statement on Form N-14 of PIC
     Investment Trust, File No. 33-44579, on January 3, 2002 and incorporated herein by reference.
(4) Previously filed with the Registration Statement on Form N-14 of PIC Investment Trust, File No. 33-44579, on February 14, 2002 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

Not applicable.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 9th day of April, 2002.

                                        PIC INVESTMENT TRUST

                                        By /s/ Thomas M. Mitchell
                                           -----------------------------
                                           Thomas M. Mitchell
                                           President

     As required by the Securities Act of 1933, this Registration Statement on Form N-14 of PIC Investment Trust has been signed below by the following persons in the capacities indicated.

/s/ Thomas M. Mitchell           President and Trustee             April 9, 2002
-----------------------------
Thomas M. Mitchell

Jettie M. Edwards*               Trustee                           April 9, 2002
-----------------------------
Jettie M. Edwards

Thomas J. Condon*                Trustee                           April 9, 2002
-----------------------------
Thomas J. Condon

Richard N. Frank*                Trustee                           April 9, 2002
-----------------------------
Richard N. Frank

James Clayburn LaForce*          Trustee                           April 9, 2002
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James Clayburn LaForce

Wayne H. Smith*                  Trustee                           April 9, 2002
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Wayne H. Smith

/s/ William T. Warnick           Vice President and Treasurer      April 9, 2002
-----------------------------
William T. Warnick

*/s/ Robert H. Wadsworth
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By: Robert H. Wadsworth
Attorney-in-fact

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                                INDEX TO EXHIBITS

Exhibit 12 Opinion of Paul, Hastings, Janofsky & Walker LLP as to certain tax matters and consequences